Deferred Revenues and Contract Liabilities - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accruals And Deferred Income Including Contract Liabilities [Line Items]
Increase in deferred revenues and contract liabilities	$ 7.4
Joint Research and Collaboration Agreement [Member]
Accruals And Deferred Income Including Contract Liabilities [Line Items]
Collaboration agreement, upfront payment received		$ 25.0
AstraZeneca [member]
Accruals And Deferred Income Including Contract Liabilities [Line Items]
Deferred revenue including upfront payment	$ 117.5
Collaboration agreement payment reallocated		$ 84.1